Operating Segments - Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	₩ 17,608,511	₩ 17,304,973	₩ 16,748,585
Depreciation and amortization	3,614,766	3,621,325	3,672,555
Operating profit (loss)	1,756,276	1,594,348	1,432,362
Gain (Loss) relating to investments in subsidiaries, associates and joint ventures, net	10,928	(81,707)	446,300
Profit before income tax	1,488,179	1,236,152	1,718,191
Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	17,608,511	17,304,973	16,748,585
Depreciation and amortization	3,614,766	3,621,325	3,672,555
Operating profit (loss)	1,756,276	1,594,348	1,432,362
Finance income and costs, net	(279,025)	(276,489)	(160,471)
Gain (Loss) relating to investments in subsidiaries, associates and joint ventures, net	10,928	(81,707)	446,300
Profit before income tax	1,488,179	1,236,152	1,718,191
Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue			2,845,424
Depreciation and amortization			287,412
Operating profit (loss)			73,005
Finance income and costs, net			(222,406)
Gain (Loss) relating to investments in subsidiaries, associates and joint ventures, net			1,502,147
Profit before income tax			1,352,746
Intersegment [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue			462,341
External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	17,608,511	17,304,973	16,748,585
External revenue [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue			2,383,083
Operating segments [member]
Disclosure of operating segments [line items]
Operating profit (loss)	1,750,235	1,643,390	1,431,767
Operating segments [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	20,363,377	19,984,845	19,368,026
Depreciation and amortization	3,739,466	3,743,115	3,782,607
Operating profit (loss)	1,750,235	1,643,390	1,431,767
Operating segments [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	2,754,866	2,679,872	2,619,441
Operating segments [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	17,608,511	17,304,973	16,748,585
Operating segments [member] | Cellular services [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	14,664,180	14,496,866	14,214,407
Depreciation and amortization	2,743,448	2,738,547	2,812,827
Operating profit (loss)	1,463,934	1,334,306	1,123,147
Operating segments [member] | Cellular services [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	1,541,014	1,554,550	1,495,934
Operating segments [member] | Cellular services [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	13,123,166	12,942,316	12,718,473
Operating segments [member] | Fixed-line telecommunication services [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	5,095,704	4,895,791	4,790,641
Depreciation and amortization	971,628	981,838	958,462
Operating profit (loss)	329,072	311,210	294,070
Operating segments [member] | Fixed-line telecommunication services [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	1,167,684	1,082,802	1,112,935
Operating segments [member] | Fixed-line telecommunication services [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	3,928,020	3,812,989	3,677,706
Operating segments [member] | Others [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	603,493	592,188	362,978
Depreciation and amortization	24,390	22,730	11,318
Operating profit (loss)	(42,771)	(2,126)	14,550
Operating segments [member] | Others [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	46,168	42,520	10,572
Operating segments [member] | Others [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	557,325	549,668	352,406
Adjustments [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	(2,754,866)	(2,679,872)	(2,619,441)
Depreciation and amortization	(124,700)	(121,790)	(110,052)
Operating profit (loss)	6,041	(49,042)	595
Adjustments [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	₩ (2,754,866)	₩ (2,679,872)	₩ (2,619,441)